Financial Instruments and Financial Risk Management - Schedule of Capital Structure (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Less: cash and cash equivalents	$ (322,429)	$ (1,044,786)	$ (384,002)	$ (150,032)
Total equity	1,337,832	1,128,431	$ 396,903	$ 118,916
Capital Risk Management
Disclosure Of Financial Instruments [Line Items]
Less: cash and cash equivalents	(322,429)	(1,044,786)
Net cash	(322,429)	(1,044,786)
Total equity	1,337,832	1,128,431
Total	$ 1,015,403	$ 83,645